Chapter 11 - Long Term Debt Maturity (Details) - USD ($) $ in Millions	Feb. 22, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying value		$ 5,662	$ 6,200	$ 5,662
Subsequent Event
Debt Instrument [Line Items]
2022	$ 0
2023	40
2024	40
2025	40
2026 and thereafter	788
Carrying value	$ 908